General and administrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
General and administrative
Professional fees	$ 958,377	$ 814,488	$ 1,816,800	$ 1,408,774
Investor relations	561,054	100,158	833,216	347,550
Salaries, wages and benefits	436,687	465,899	816,139	1,095,926
Consulting fees	204,492	269,067	423,453	825,871
Office and general administrative	163,958	691,102	350,029	1,313,418
Foreign exchange loss (gain)	(14,285)	(469,956)	(10,142)	(404,004)
General and administrative	$ 2,310,283	$ 1,870,758	$ 4,229,495	$ 4,587,535